Investment in associate - Statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Revenue	$ 3,060,642	$ 1,998,429
Operating income	476,468	28,446
Income tax expense	(95,788)	9,279
Net income (loss)	375,097	(28,225)
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net income (loss)	75,995	19,930
Dividends received from associate	$ 84,553	$ 47,325
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	$ 459,367	$ 213,533
Cost of sales and depreciation and amortization	(261,121)	(145,126)
Operating income	198,246	68,407
Finance costs, finance income and other expenses	(11,170)	(12,771)
Income tax expense	(66,640)	(24,052)
Net income (loss)	$ 120,436	$ 31,584